Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Derivative Asset and Liability
	Derivative asset		Derivative liability
	2017	2016	2017	2016
Derivatives for general account
Derivatives not designated in a hedge	5,081	6,533	6,716	8,280
Derivatives designated as fair value hedges	32	45	48	119
Derivatives designated as cash flow hedges	393	1,234	233	250
Derivatives designated as Net foreign investment hedges	57	104	57	123
	5,563	7,916	7,053	8,771

Derivatives for account of policyholders
Derivatives not designated in a hedge	349	402	76	107
	349	402	76	107

Total derivatives 1)	5,912	8,318	7,130	8,878

[1]	Refer to note 47 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.

Derivatives Not Designated In Hedge - General Account

Derivatives not designated in a hedge - general account

	Derivative asset		Derivative liability
Derivatives not designated in a hedge – general account	2017	2016	2017	2016
Derivatives held as an economic hedge	4,933	6,398	4,774	6,122
Bifurcated embedded derivatives	13	12	1,937	2,192
Other	134	124	5	(35)
Total	5,081	6,533	6,716	8,280

Credit Default Swaps Positions Outstanding at End of Year	Aegon has entered into free-standing credit derivative transactions. The positions outstanding at the end of the year were:

		2017		2016
	Notional	Fair value	Notional	Fair value
CDSs	3,606	92	4,466	51

Credit Derivative Disclosure By Quality

		2017		2016
Credit derivative disclosure by quality	Notional	Fair value	Notional	Fair value
AAA	4	-	1	-
AA	83	2	483	2
A	750	15	763	7
BBB	2,392	68	2,849	41
BB	357	8	243	-
B or lower	21	-	128	3
Total	3,606	92	4,466	51

Summary of Cash Flows are Expected to Occur

The periods when the cash flows are expected to occur are as follows:

	< 1 year	1 – 5 years	5 – 10 years	> 10 years	2017 Total
Cash inflows	78	315	312	5,648	6,352
Cash outflows	-	1	4	-	5
Net cash flows	78	314	309	5,648	6,348

	< 1 year	1 – 5 years	5 – 10 years	> 10 years	2016 Total
Cash inflows	319	1,326	888	8,338	10,870
Cash outflows	-	1	4	-	5
Net cash flows	318	1,325	883	8,338	10,864